Operating leases (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Operating Leases, Income Statement, Lease Revenue	$ 102,834,931
Voyage Charters [Member]
Operating Leases, Income Statement, Lease Revenue	34,520,421
Non-Operating Leases, Income Statement, Lease Revenue	53,946,134
Time Charter And Pool [Member]
Operating Leases, Income Statement, Lease Revenue	$ 14,368,376